Annual Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2013	$ 108
Expected future benefit payments in 2014	108
Expected future benefit payments in 2015	108
Expected future benefit payments in 2016	108
Expected future benefit payments in 2017	108
Expected future benefit payments in Years 2018 - 2022	$ 538